UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	Unlimited	Unlimited
Common stock, par value	$ 0	$ 0
Common stock, shares issued	151,096,262	151,096,262
Common stock, shares outstanding	151,096,262	151,096,262
Series B Preferred Stock [Member]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	5,898,256	5,898,256
Preferred stock, shares outstanding	5,898,256	5,898,256
Series A Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000